Net Loss Attributable to Common Shareholders (Tables)	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
Schedule of basic and diluted earnings per share
The following table sets forth the calculation of both basic and diluted net loss per share as follows for the periods indicated:

	Year Ended December 31,
(in thousands, except share and per share amounts)	2021	2020	2019
Basic and diluted loss per share:
Net loss	$(375,108)	$(29,175)	$(1,638)
Shares used in computation:
Weighted average common shares outstanding	102,114,949	34,293,271	32,136,203

Basic and diluted loss per share:	$(3.67)	$(0.85)	$(0.05)

Schedule of antidilutive securities excluded from earnings per share computation
The following shares have been excluded from the calculation of the weighted average diluted shares outstanding as the effect would have been anti-dilutive:

	December 31, 2021	December 31, 2020	December 31, 2019
Stock Options	6,785,020	542	1,509
RSUs and PSUs	1,355,775	—	—
Private warrants	6,970,000	—	—
Convertible Note Securities	23,614,425	—	—